Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

[10] Related Party Transactions

The Company receives periodic advances from its principal stockholder based upon the Company’s cash flow needs. At March 31, 2012 and 2011, $221,244 and $323,086, respectively was due to the shareholder.  Interest expense is accrued at an average annual market rate of interest which was 3.94% and 3.25%3.94% at March 31, 2012 and 2011, respectively.  No terms for repayment have been established. As a result, the amount is classified as a Current Liability.

In the years ended December 31, 2011 and 2010, the Company issued an aggregate of 1,988,054 and 3,232,020 shares of common stock to its Chief Executive Officer (“CEO”), in accordance with his employment agreement (See Note 11), respectively. The shares are valued at $23,558 and $70,833 the amount of unpaid compensation owed the CEO, respectively.

[12] Related Party Transactions

The Company receives periodic advances from its principal stockholder based upon the Company’s cash flow needs.  At December 31, 2011 and 2010, $323,086 and $317,601, respectively was due to the shareholder. Interest expense is accrued at an average annual market rate of interest which was 3.25% at December 31, 2011 and 2010, respectively.  No terms for repayment have been established.  As a result, the amount is classified as a Current Liability.

In the years ended December 31, 2011 and 2010, the Company issued an aggregate of 1,988,054 and 3,232,020 shares of common stock and 51 shares of Series A preferred stock to its CEO, in accordance with his employment agreement (See Note 13), respectively.  The common shares were valued at $23,558 and $70,833 the amount of unpaid compensation owed the CEO, respectively.